Financial Risk Management - Schedule of Cash Outflow and Inflow of Derivatives Settled Gross or Net are Undiscounted Contractual Cash Flow (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivatives held for trading
Outflows	₩ 105,378	₩ 131,630	₩ 133,293
Inflows			1,015
Derivatives settled gross
Outflows	4,838,363	2,923,663	1,976,432
Inflows	3,385,058	3,489,782	2,849,368
Less than 1 year
Derivatives held for trading
Outflows	105,378	0	0
Inflows			0
Derivatives settled gross
Outflows	1,760,881	1,326,759	741,140
Inflows	768,044	1,550,061	614,066
1-5 years
Derivatives held for trading
Outflows	0	131,630	133,293
Inflows			0
Derivatives settled gross
Outflows	3,052,446	1,570,621	1,227,166
Inflows	2,580,543	1,900,720	2,198,958
After Jan.1, 2030
Derivatives held for trading
Outflows	0	0	0
Inflows			1,015
Derivatives settled gross
Outflows	25,036	26,283	8,126
Inflows	₩ 36,471	₩ 39,001	₩ 36,344